Allowance for Loan and Lease Losses - Summary of Loans by Key Indicators of Credit Quality (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable Recorded Investment [Line Items]
Total loans	$ 917,521	$ 869,119	$ 772,861
Pass
Financing Receivable Recorded Investment [Line Items]
Total loans	903,620	847,754	752,934
Special Mention
Financing Receivable Recorded Investment [Line Items]
Total loans	3,380	10,701	9,885
Substandard
Financing Receivable Recorded Investment [Line Items]
Total loans	10,521	10,664	9,890
Doubtful
Financing Receivable Recorded Investment [Line Items]
Total loans			152
Commercial and Industrial Loans
Financing Receivable Recorded Investment [Line Items]
Total loans	149,988	135,040	117,762
Commercial and Industrial Loans | Pass
Financing Receivable Recorded Investment [Line Items]
Total loans	143,314	129,288	111,718
Commercial and Industrial Loans | Special Mention
Financing Receivable Recorded Investment [Line Items]
Total loans	2,848	2,331	2,142
Commercial and Industrial Loans | Substandard
Financing Receivable Recorded Investment [Line Items]
Total loans	3,826	3,421	3,750
Commercial and Industrial Loans | Doubtful
Financing Receivable Recorded Investment [Line Items]
Total loans			152
Real Estate | 1-4 Single Family Residential Loans
Financing Receivable Recorded Investment [Line Items]
Total loans	238,606	232,510	206,641
Real Estate | 1-4 Single Family Residential Loans | Pass
Financing Receivable Recorded Investment [Line Items]
Total loans	236,099	228,450	201,087
Real Estate | 1-4 Single Family Residential Loans | Special Mention
Financing Receivable Recorded Investment [Line Items]
Total loans	241	1,090	3,311
Real Estate | 1-4 Single Family Residential Loans | Substandard
Financing Receivable Recorded Investment [Line Items]
Total loans	2,266	2,970	2,243
Real Estate | Construction, Land and Development Loans
Financing Receivable Recorded Investment [Line Items]
Total loans	152,558	139,470	113,316
Real Estate | Construction, Land and Development Loans | Pass
Financing Receivable Recorded Investment [Line Items]
Total loans	150,740	137,760	111,872
Real Estate | Construction, Land and Development Loans | Special Mention
Financing Receivable Recorded Investment [Line Items]
Total loans	11	1,403	1,440
Real Estate | Construction, Land and Development Loans | Substandard
Financing Receivable Recorded Investment [Line Items]
Total loans	1,807	307	4
Real Estate | Commercial Real Estate Loans (Including Multifamily)
Financing Receivable Recorded Investment [Line Items]
Total loans	305,405	285,731	251,870
Real Estate | Commercial Real Estate Loans (Including Multifamily) | Pass
Financing Receivable Recorded Investment [Line Items]
Total loans	302,702	276,096	245,270
Real Estate | Commercial Real Estate Loans (Including Multifamily) | Special Mention
Financing Receivable Recorded Investment [Line Items]
Total loans	280	5,877	2,889
Real Estate | Commercial Real Estate Loans (Including Multifamily) | Substandard
Financing Receivable Recorded Investment [Line Items]
Total loans	2,423	3,758	3,711
Consumer Loans and Leases
Financing Receivable Recorded Investment [Line Items]
Total loans	19,588	22,736	26,676
Consumer Loans and Leases | Pass
Financing Receivable Recorded Investment [Line Items]
Total loans	19,389	22,528	26,391
Consumer Loans and Leases | Special Mention
Financing Receivable Recorded Investment [Line Items]
Total loans			103
Consumer Loans and Leases | Substandard
Financing Receivable Recorded Investment [Line Items]
Total loans	199	208	182
Municipal and Other Loans
Financing Receivable Recorded Investment [Line Items]
Total loans	51,376	53,632	56,596
Municipal and Other Loans | Pass
Financing Receivable Recorded Investment [Line Items]
Total loans	$ 51,376	$ 53,632	$ 56,596